CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net income / (loss)	$ 5,015	30,364	48,707	(149,219)
Adjustments to reconcile net income / (loss) to net cash used in operating activities:
Depreciation expense	975	5,904	5,789	6,179
Amortization of intangible assets	3,928	23,776	25,295	28,631
Amortization of land use rights	0	0	293	0
Impairment loss of goodwill	0	0	0	236,945
Deferred income taxes	(1,848)	(11,184)	(4,173)	(4,723)
Loss / (gain) on disposal of property and equipment	22	134	(1,773)	205
Loss / (gain) on disposal of subsidiaries	5,539	33,531	(558)	0
Provision for doubtful accounts	416	2,520	0	2,325
Share-based compensation	8,309	50,299	65,944	66,723
Changes in operating assets and liabilities, net of effects of acquisitions and disposal of subsidiaries:
Accounts receivables, net	(54,560)	(330,294)	70,582	(282,935)
Bills receivable	(846)	(5,121)	(26,539)	(8,888)
Inventories	26,357	159,560	(351,297)	(84,331)
Prepaid expenses and other receivables	(2,049)	(12,399)	(13,608)	(22,629)
Income taxes receivables	342	2,071	(184)	450
Accounts payables	21,880	132,452	34,994	57,972
Amounts due from related parties	38,473	232,906	(97,215)	0
Income taxes payables	288	1,741	(7,721)	102
Accrued expenses and other liabilities	(578)	(3,499)	10,653	6,067
Net cash generated from / (used in) operating activities	51,663	312,761	(240,811)	(147,126)
Cash flows from investing activities:
Increase in pledged bank deposits	(27,698)	(167,674)	(127,383)	(113,898)
Payments for acquisitions of subsidiaries, net of cash acquired	0	0	0	(140,419)
Proceeds from disposal of subsidiaries, net of cash disposed of	24,980	151,221	42,737	0
Increase in other assets	(36,011)	(218,000)	0	0
Purchases of property and equipment	(3,416)	(20,677)	(8,164)	(10,035)
Proceeds from disposal of property and equipment	81	488	2,706	0
Net cash used in investing activities	(42,064)	(254,642)	(90,104)	(264,352)
Cash flows from financing activities:
Purchase of treasury stock	(18,783)	(113,704)	(49,192)	(93,530)
Net proceeds from bank borrowings	14,535	87,990	134,658	381,816
Capital contribution to a subsidiary by noncontrolling interests	0	0	243	0
Net cash (used in) / provided by financing activities	(4,248)	(25,714)	85,709	288,286
Effect of exchange rate changes on cash	(4,440)	(26,888)	(2,319)	(4,094)
Net increase / (decrease) in cash	911	5,517	(247,525)	(127,286)
Cash at beginning of the year	53,660	324,839	572,364	699,650
Cash at end of the year	54,571	330,356	324,839	572,364
Supplementary cash flow information:
Interest paid	2,763	16,727	26,743	20,152
Income taxes paid	1,078	6,525	17,917	15,724
Guarantee fee received	$ 1,141	6,909	0	0